Business Combinations (Tables) - Wag Labs, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of purchase consideration

As of
August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680

As of
August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680

Schedule of estimated useful lives of the acquired intangible assets

		Estimated
		Useful
	Fair Value	Life (years)
Developed technology	$648	4
Strategic customer relationships and licenses	2,121	5-10
Tradename	276	7
Total intangible assets	$3,045

		Estimated
		Useful
	Fair Value	Life (years)
Developed technology	$648	4
Strategic customer relationships and licenses	2,121	5 – 10
Tradename	276	7
Total intangible assets	$3,045

Schedule of unaudited pro forma information

	Years Ended December 31,
	2021	2020
Revenue, as reported	$20,082	$11,970
Revenue of CPI for the period prior to acquisition (inclusive of pro forma adjustments)	1,925	339
Pro forma revenue	$22,007	$12,309
Net loss, as reported	$(6,311)	$(18,839)
Net loss of CPI for the period prior to acquisition (inclusive of pro forma	(40)	(662)
Pro forma net loss	$(6,351)	$(19,501)